Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cost of revenue	$ (3,621,275)
GROSS (LOSS) PROFIT	895,182
OPERATING EXPENSES
Compensation Expense	1,592,309	819,732
Salaries & Payroll Expenses	2,293,888
Selling, general and administrative	1,646,121	330,900
TOTAL OPERATING EXPENSES	5,532,319	1,150,632
Loss from operations	(4,637,136)	(1,150,632)
OTHER INCOME AND (EXPENSES)
Interest Earned		106
Interest and other income, net	(185,269)	110,000
Interest Expenses	(25,315)
TOTAL OTHER (EXPENSE) INCOME	(185,269)	110,106
NET LOSS	(4,822,406)	(1,040,525)	$ 2,213,012	$ 1,484,313
Net loss attributable to SS Innovations International, Inc.	$ (4,822,406)	$ (1,040,525)
Net loss per share - basic and diluted (in Dollars per share)	$ 0	$ 0
Weighted average (in Shares)	114,855,607	38,471,501
System Sales
Revenue	$ 4,404,447
Warranty Sales
Revenue	$ 112,011
Avra Medical Robotics, Inc.
Revenue
OPERATING EXPENSES
Research and Development			72,959	1,000
Compensation Expense			1,135,468	947,237
Selling, general and administrative			1,239,179	458,801
TOTAL OPERATING EXPENSES			2,447,606	1,407,038
OTHER INCOME AND (EXPENSES)
Investment Loss				(77,392)
Interest Earned			148	118
Interest Expenses			(45,529)
Origination Fees			279,975
TOTAL OTHER (EXPENSE) INCOME			234,594	(77,274)
Loss before income tax taxes			(2,213,012)	(1,484,313)
Provision for Income Tax
NET LOSS			$ (2,213,012)	$ (1,484,313)
Net loss per share - basic and diluted (in Dollars per share)			$ (0.05)	$ (0.05)
Weighted average (in Shares)			40,878,824	28,480,973